Wells, pipelines, properties, plant and equipment, net - Summary of Impairment in Cash Generating Units (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	$ 88,491,069	$ 62,723,139
Impairment	(24,362,959)	(30,530,679)
Net (impairment) reversal of impairment	225,977,991	138,611,470
Minatitln Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net (impairment) reversal of impairment	53,497,755	18,696,336
Madero Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net (impairment) reversal of impairment	17,085,340	2,474,929
Tula Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net (impairment) reversal of impairment	73,772,599	59,876,872
Morelos Ethylene Processor Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net (impairment) reversal of impairment		9,397,241
Pemex industrial transformation [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	57,173,930	7,822,877
Impairment	(16,350,522)	(3,932,505)
Net (impairment) reversal of impairment	40,823,408	3,890,372
Pemex industrial transformation [member] | Minatitln Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	32,560,935	1,104,019
Pemex industrial transformation [member] | Madero Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	14,750,918	0
Impairment	0	(3,932,505)
Pemex industrial transformation [member] | Tula Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	9,830,444	5,712,131
Pemex industrial transformation [member] | Pajaritos Ethylene Processor Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	31,633	0
Pemex industrial transformation [member] | Morelos Petrochemical complex [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	0	1,006,727
Pemex industrial transformation [member] | Morelos Ethylene Processor Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(7,522,405)	0
Pemex industrial transformation [member] | Cangrejera ethylene processor complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(5,443,028)	0
Pemex industrial transformation [member] | Poza Rica Processor Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(2,294,829)	0
Pemex industrial transformation [member] | Cosoleacaque Processor Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(1,090,260)	0
Pemex Logistics [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	1,474,790	109,860
Impairment	0	0
Pemex Logistics [member] | Transport (white pipelines) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		$ 109,860
Pemex Logistics [member] | Construction in progress [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	$ 1,474,790